Business Combination - Summary of Proceeds from Business Combination (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Cash inflow from PIPE	$ 100,000	$ 100,000
Capitalized transaction costs	(45,515)	(45,515)
Net cash received from the Business Combination	122,451	122,451
SC Health
Business Acquisition [Line Items]
Cash inflow from recapitalization	17,966	17,966
SC Health Sponsor
Business Acquisition [Line Items]
Cash inflow from recapitalization	$ 50,000	$ 50,000